SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [abstract]
Disclosure of share capital

30.      SHARE CAPITAL

	Number of	Issued share capital equivalent of
	shares	RMB million

Issued and fully paid:
Ordinary shares with no par value as at January 1, 2019, as at December 31, 2019 and as at December 31, 2020	44,647,455,984	43,081

Share option schemes

The Company has adopted the share option schemes for the grant of options to the Company's directors, senior management and other eligible grantees.

(1)       Pre-Global Offering Share Option Scheme (expired in 2011);

(2)       2001 Share Option Scheme (expired in 2011);

(3)       2002 Share Option Scheme (expired in 2015); and

(4)       2005 Share Option Scheme (as defined below).

Under these share option schemes, the Remuneration Committee of the Board will from time to time propose for the Board’s approval the grant of share options and the number of share options to be granted to the relevant grantees. The maximum aggregate number of shares (including those that could be subscribed for under the Pre-Global Offering Share Option Scheme, the 2001 Share Option Scheme, the 2002 Share Option Scheme and the 2005 Share Option Scheme) which may be issued upon exercise of all options granted shall not exceed 10% of the total issued share capital of the Company as at December 31, 2005,  being the date on which the shareholders of the Company approved the 2005 Share Option Scheme, excluding shares under options which have lapsed.

2005 Share Option Scheme

On December 31, 2005, the Company adopted a new share option scheme (the "2005 Share Option Scheme"). The purpose of the 2005 Share Option Scheme is to provide incentive and/or reward to eligible persons for their contribution to, and continuing efforts to promote the interests of the Company. Under the 2005 Share Option Scheme, the Board has the authority to grant options to subscribe for shares to the directors, officers and employees of the Group, and any other persons who in the sole discretion of the Board, have contributed or will contribute to the Group. Unless approved by the shareholders, the total number of shares issued and to be issued upon exercise of the options granted to each individual (including exercised and unexercised options) under the 2005 Share Option Scheme or any other share option scheme adopted by the Company, in any 12-month period, must not exceed 1% of the shares in issue of the Company.

According to the 2005 Share Option Scheme, the consideration payable by a grantee for the grant of options will be HK$1.00. The exercise price for such options will be determined by the Board at its discretion at the date of grant, except that such price shall be at least the higher of:

(1)       the nominal value of a share of the Company on the date of grant;

(2)       the average closing price of the shares as stated in the daily quotation sheets of The Stock Exchange of Hong Kong Limited for the five trading days immediately preceding the date of grant; and

(3)       the closing price of the shares as stated in the HKSE's daily quotation sheet on the date of grant.

The period within which the options must be exercised, as well as any minimum holding period or performance targets which apply to the options, will be specified by the Board of the Company at the time of grant. The exercise periods for options granted under the 2005 Share Option Scheme shall end no later than 10 years from the date of grant. No options may be granted under the 2005 Share Option Scheme after the date of the 10th anniversary of the adoption of the 2005 Share Option Scheme. The exercise periods for all options granted under the 2005 Share Option Scheme have lapsed.

No new share option was granted during the year (2019 and 2018: nil) and the Group recognized an equity-settled share option expense of nil (2019 and 2018: nil) during the year.

The fair value of equity-settled share options granted was estimated as at the date of grant if any, using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted.

Details of the share options outstanding are as follows:

	2018		2019		2020
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
		HK$		HK$		HK$
Outstanding at the beginning of the year	129,919,000	12.34	67,907,000	11.44	27,030,000	12.70
Granted during the year	-	-	-	-	-	-
Forfeited during the year	(26,732,000)	11.33	(9,977,000)	12.70	(3,255,000)	12.70
Expired during the year	(35,280,000)	14.83	(30,900,000)	9.93	(23,775,000)	12.70
Exercised during the year	-	-	-	-	-	-

Outstanding at the end of the year	67,907,000	11.44	27,030,000	12.70	-	-

Exercisable at the end of the year	67,907,000	11.44	27,030,000	12.70	-	-

No share options had been cancelled or modified during the years ended December 31, 2018, 2019 or 2020.